SHARE CAPITAL (Narrative) (Details) $ / shares in Units, $ in Thousands		1 Months Ended						2 Months Ended	12 Months Ended
	Jul. 13, 2017 ₪ / shares shares	Jan. 19, 2018 shares	Oct. 31, 2017 $ / shares shares	Aug. 31, 2017 $ / shares shares	Jul. 31, 2017 $ / shares shares	Feb. 28, 2017 $ / shares shares	Aug. 30, 2016 $ / shares shares	Apr. 30, 2015 $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 ₪ / shares shares	Dec. 31, 2017 ₪ / shares	Oct. 02, 2017 ₪ / shares shares	Dec. 31, 2016 ₪ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares authorized									50,000,000					50,000,000	8,775,783
Ordinary shares, par value per share | ₪ / shares													₪ 0.1	₪ 0.1	₪ 0.1
Fair value of options granted | $									$ 9,841	$ 986	$ 1,618
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term of awards									10 years
Shares available for future grant									378,540
Option grants			1,800	138,593
Exercise price | $ / shares			$ 5.57	$ 5.57
Option vesting period									4 years
Percentage of option vesting									25.00%
Percentage of unvested option granted									100.00%
Unrecognized compensation cost | $									$ 7,155
Compensation costs weighted average period to be recognized									3 years 4 months 24 days
Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value per share | ₪ / shares	₪ 0.1											₪ 0.1
Odinary share issued under share incentive plan	720,975											629,025
Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants				13,536	260,812	53,831	90,761	312,194
Exercise price | $ / shares				$ 1.59	$ 5.57	$ 1.59	$ 1.59	$ 1.59
Non Employees Member [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants					108,144
Exercise price | $ / shares					$ 5.57
Non Employees Member [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants					13,536
Exercise price | $ / shares					$ 1.59
Option vesting period									4 years
Percentage of option vesting									25.00%
Percentage of unvested option granted									100.00%
Fair value of options granted | $									$ 2,725
Unrecognized compensation cost | $									$ 1,799
Compensation costs weighted average period to be recognized									3 years 3 months 19 days
Intrinsic value outstanding option | $									$ 8,103
Intrinsic value exercisable option | $									$ 3,176
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Split		1-for-1.8
Bonus share issued for each outstanding share		0.8